Document And Entity Information	Aug. 26, 2021
Document Information [Line Items]
Entity, Registrant Name	INFORMATION ANALYSIS INCORPORATED
Document, Type	8-K
Document, Period End Date	Aug. 26, 2021
Entity, Incorporation, State or Country Code	VA
Entity, File Number	000-22405
Entity, Tax Identification Number	54-1167364
Entity, Address, Address Line One	11240 Waples Mill Rd, Ste 201
Entity, Address, City or Town	Fairfax
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22030
City Area Code	703
Local Phone Number	383-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0000803578